Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (3.8%)
	Newmont Goldcorp Corp.	391,901	14,861
	Nucor Corp.	144,636	7,363
	Celanese Corp. Class A	59,020	7,218
	Freeport-McMoRan Inc.	659,676	6,313
	International Flavors & Fragrances Inc.	51,067	6,265
	FMC Corp.	62,442	5,475
	CF Industries Holdings Inc.	104,530	5,143
	Avery Dennison Corp.	40,317	4,579
	Eastman Chemical Co.	59,037	4,359
	International Paper Co.	94,024	3,932
^	Albemarle Corp.	50,701	3,525
	Mosaic Co.	166,178	3,407
	Reliance Steel & Aluminum Co.	15,082	1,503
*	Axalta Coating Systems Ltd.	49,797	1,501
	Westlake Chemical Corp.	18,347	1,202
			76,646
Consumer Goods (9.3%)
*	Lululemon Athletica Inc.	55,797	10,743
	McCormick & Co. Inc.	58,734	9,180
	Clorox Co.	60,155	9,136
	Church & Dwight Co. Inc.	118,210	8,894
	DR Horton Inc.	168,099	8,860
	Lennar Corp. Class A	135,986	7,595
	Conagra Brands Inc.	232,857	7,144
	Hasbro Inc.	57,392	6,812
*	Take-Two Interactive Software Inc.	54,156	6,788
	Genuine Parts Co.	66,414	6,614
*	NVR Inc.	1,661	6,175
	Tyson Foods Inc. Class A	70,469	6,070
	JM Smucker Co.	51,840	5,703
	Hormel Foods Corp.	127,723	5,585
	Garmin Ltd.	63,681	5,393
	Aptiv plc	61,287	5,358
	Lamb Weston Holdings Inc.	69,709	5,069
	Molson Coors Brewing Co. Class B	84,522	4,860
	Whirlpool Corp.	30,395	4,813
	PulteGroup Inc.	124,723	4,559
*	LKQ Corp.	140,192	4,409
	Campbell Soup Co.	93,676	4,395
	Fortune Brands Home & Security Inc.	67,080	3,669
	Bunge Ltd.	64,409	3,647
	BorgWarner Inc.	98,409	3,610
	Tapestry Inc.	137,304	3,577
	Lear Corp.	29,060	3,426
*	Mohawk Industries Inc.	27,553	3,419
	Newell Brands Inc.	182,432	3,415
^,* Wayfair Inc.		29,500	3,308
*	WABCO Holdings Inc.	24,480	3,274

	PVH Corp.	35,846	3,163
	Ralph Lauren Corp. Class A	23,582	2,251
^,* Under Armour Inc. Class A		89,615	1,787
*	Under Armour Inc. Class C	93,569	1,696
	Coty Inc. Class A	143,816	1,512
^,* Levi Strauss & Co. Class A		18,700	356
	Lennar Corp. Class B	6,899	306
			186,571
Consumer Services (11.5%)
*	Dollar Tree Inc.	113,686	12,978
*	Chipotle Mexican Grill Inc. Class A	13,205	11,098
	Royal Caribbean Cruises Ltd.	80,182	8,686
	Expedia Group Inc.	60,669	8,155
	Omnicom Group Inc.	104,056	8,148
	Best Buy Co. Inc.	108,700	7,499
*	Copart Inc.	93,149	7,483
*	Liberty Broadband Corp.	69,276	7,251
*	CarMax Inc.	79,263	6,975
	Darden Restaurants Inc.	58,743	6,945
*	Ulta Beauty Inc.	26,515	6,646
*	AutoZone Inc.	5,865	6,361
	AmerisourceBergen Corp. Class A	74,734	6,153
	MGM Resorts International	212,106	5,880
	Advance Auto Parts Inc.	32,451	5,367
*	Norwegian Cruise Line Holdings Ltd.	103,204	5,343
	American Airlines Group Inc.	191,770	5,172
	Tractor Supply Co.	56,950	5,151
	Aramark	118,171	5,150
	Tiffany & Co.	54,680	5,065
	Domino's Pizza Inc.	19,720	4,823
*	Altice USA Inc. Class A	167,982	4,818
	Wynn Resorts Ltd.	43,754	4,757
*	United Airlines Holdings Inc.	52,264	4,621
	FactSet Research Systems Inc.	18,260	4,437
*	Live Nation Entertainment Inc.	66,300	4,398
*	Discovery Communications Inc.	168,416	4,146
	Viacom Inc. Class B	169,472	4,072
	Interpublic Group of Cos. Inc.	185,310	3,995
*	Roku Inc.	38,800	3,948
	Kohl's Corp.	77,605	3,854
*	Lyft Inc. Class A	93,863	3,833
	Alaska Air Group Inc.	59,033	3,832
*	DISH Network Corp. Class A	109,608	3,734
	Nielsen Holdings plc	170,238	3,618
	News Corp. Class A	239,421	3,333
	CBS Corp. Class B	80,605	3,254
*	Liberty Media Corp-Liberty SiriusXM Class C	73,157	3,070
	Rollins Inc.	70,098	2,388
	Vail Resorts Inc.	9,600	2,185
*	Discovery Communications Inc. Class A	73,004	1,944
*	Liberty Media Corp-Liberty SiriusXM Class A	39,745	1,652
*	Liberty Broadband Corp. Class A	11,965	1,251
	Hyatt Hotels Corp. Class A	16,948	1,249
	Gap Inc.	67,472	1,171
	Macy's Inc.	73,570	1,143
	L Brands Inc.	55,944	1,096
*	Carvana Co. Class A	11,800	779

^,* Chewy Inc.		22,100	543
	Viacom Inc. Class A	4,664	122
	News Corp. Class B	3,475	50
	CBS Corp. Class A	10	—
			229,622
Financials (21.8%)
	SBA Communications Corp. Class A	54,101	13,046
	Digital Realty Trust Inc.	99,488	12,915
*	IHS Markit Ltd.	182,306	12,193
	Realty Income Corp.	152,005	11,656
	Hartford Financial Services Group Inc.	172,782	10,472
	Essex Property Trust Inc.	31,393	10,255
	M&T Bank Corp.	60,768	9,600
	Cincinnati Financial Corp.	74,252	8,663
	KeyCorp	480,203	8,567
	MSCI Inc. Class A	38,467	8,376
	HCP Inc.	234,424	8,353
	Alexandria Real Estate Equities Inc.	54,123	8,337
	Equifax Inc.	57,774	8,127
*	CBRE Group Inc. Class A	152,939	8,107
	Arthur J Gallagher & Co.	88,880	7,961
*	Arch Capital Group Ltd.	184,150	7,731
	First Republic Bank	78,740	7,614
	Principal Financial Group Inc.	132,958	7,597
	Citizens Financial Group Inc.	213,967	7,568
	Regions Financial Corp.	477,659	7,557
*	Markel Corp.	6,285	7,428
	WP Carey Inc.	81,700	7,312
	AvalonBay Communities Inc.	33,410	7,194
	Mid-America Apartment Communities Inc.	54,548	7,092
	Huntington Bancshares Inc.	496,733	7,088
	Invitation Homes Inc.	231,560	6,856
	Extra Space Storage Inc.	58,423	6,825
	UDR Inc.	140,166	6,795
	KKR & Co. Inc. Class A	247,992	6,659
	Loews Corp.	122,992	6,332
	Cboe Global Markets Inc.	53,946	6,199
	Ally Financial Inc.	186,867	6,196
	Annaly Capital Management Inc.	696,976	6,133
	Host Hotels & Resorts Inc.	349,286	6,039
	Duke Realty Corp.	172,944	5,875
	Lincoln National Corp.	95,772	5,777
	Regency Centers Corp.	79,919	5,554
	Fidelity National Financial Inc.	124,749	5,540
	Nasdaq Inc.	55,161	5,480
	Vornado Realty Trust	82,204	5,234
*	Alleghany Corp.	6,547	5,223
	Everest Re Group Ltd.	19,416	5,166
*	SVB Financial Group	24,606	5,141
	Camden Property Trust	46,165	5,125
	E*TRADE Financial Corp.	114,728	5,012
	VEREIT Inc.	505,026	4,939
	Weyerhaeuser Co.	178,243	4,937
	Raymond James Financial Inc.	59,805	4,932
	Federal Realty Investment Trust	35,706	4,861
	Reinsurance Group of America Inc. Class A	30,025	4,800
	WR Berkley Corp.	65,721	4,747

Comerica Inc.	71,538	4,721
Western Union Co.	202,791	4,699
Ameriprise Financial Inc.	31,300	4,604
* Globe Life Inc.	46,942	4,495
Iron Mountain Inc.	137,400	4,450
AGNC Investment Corp.	262,190	4,219
Kimco Realty Corp.	191,998	4,009
Franklin Resources Inc.	132,674	3,829
Zions Bancorp NA	84,744	3,773
Voya Financial Inc.	67,167	3,657
SEI Investments Co.	61,137	3,623
SL Green Realty Corp.	39,451	3,225
AXA Equitable Holdings Inc.	141,104	3,127
Sun Communities Inc.	20,600	3,058
Invesco Ltd.	180,040	3,050
* Athene Holding Ltd. Class A	69,128	2,908
MarketAxess Holdings Inc.	8,600	2,816
Jones Lang LaSalle Inc.	12,251	1,704
People's United Financial Inc.	92,571	1,447
Unum Group	44,679	1,328
		435,928
Health Care (8.7%)
* IQVIA Holdings Inc.	84,337	12,598
* IDEXX Laboratories Inc.	41,100	11,176
ResMed Inc.	68,669	9,278
* Centene Corp.	188,066	8,136
* Laboratory Corp. of America Holdings	46,674	7,841
Teleflex Inc.	22,123	7,516
Cooper Cos. Inc.	23,663	7,028
Quest Diagnostics Inc.	64,406	6,893
Cardinal Health Inc.	142,700	6,734
* DexCom Inc.	43,600	6,507
* Incyte Corp.	87,505	6,495
* Hologic Inc.	127,859	6,456
* WellCare Health Plans Inc.	24,000	6,220
* Align Technology Inc.	34,340	6,213
* BioMarin Pharmaceutical Inc.	85,828	5,785
Dentsply Sirona Inc.	107,309	5,721
* Exact Sciences Corp.	62,000	5,603
Universal Health Services Inc. Class B	36,942	5,495
* Varian Medical Systems Inc.	43,528	5,184
* Mylan NV	246,835	4,882
* Seattle Genetics Inc.	56,858	4,856
* Elanco Animal Health Inc.	178,465	4,745
* Henry Schein Inc.	70,992	4,508
* Alnylam Pharmaceuticals Inc.	53,205	4,279
* ABIOMED Inc.	20,646	3,673
Perrigo Co. plc	61,913	3,460
* Jazz Pharmaceuticals plc	25,626	3,284
* DaVita Inc.	49,650	2,833
		173,399
Industrials (17.2%)
Amphenol Corp. Class A	142,312	13,733
TransDigm Group Inc.	24,270	12,637
Willis Towers Watson plc	61,690	11,904
* FleetCor Technologies Inc.	41,339	11,855

	Verisk Analytics Inc. Class A	74,263	11,744
	Waste Connections Inc.	125,961	11,588
	Ball Corp.	158,632	11,550
	Cintas Corp.	41,636	11,163
	Global Payments Inc.	68,179	10,840
*	CoStar Group Inc.	17,439	10,345
	AMETEK Inc.	109,276	10,034
	Vulcan Materials Co.	63,272	9,569
	Fastenal Co.	274,370	8,964
*	Keysight Technologies Inc.	89,800	8,733
*	Mettler-Toledo International Inc.	11,759	8,283
	Martin Marietta Materials Inc.	29,884	8,191
	TransUnion	89,856	7,288
	Dover Corp.	69,557	6,925
	Xylem Inc.	86,086	6,854
	Broadridge Financial Solutions Inc.	54,502	6,782
*	Waters Corp.	30,285	6,761
	WW Grainger Inc.	22,126	6,575
	Kansas City Southern	47,657	6,339
	Wabtec Corp.	87,162	6,264
	Expeditors International of Washington Inc.	81,449	6,051
	Jacobs Engineering Group Inc.	64,687	5,919
	Old Dominion Freight Line Inc.	34,378	5,843
	Masco Corp.	138,447	5,771
	CH Robinson Worldwide Inc.	64,757	5,490
	Textron Inc.	110,147	5,393
*	Square Inc.	82,017	5,081
	Arconic Inc.	189,619	4,930
	Packaging Corp. of America	45,316	4,808
*	Trimble Inc.	120,526	4,678
	Rockwell Automation Inc.	27,962	4,608
*	United Rentals Inc.	36,922	4,602
	JB Hunt Transport Services Inc.	40,873	4,523
	Westrock Co.	123,213	4,491
*	Crown Holdings Inc.	64,828	4,283
	Snap-on Inc.	26,392	4,131
	Huntington Ingalls Industries Inc.	18,769	3,975
*	Sensata Technologies Holding plc	76,866	3,848
	HEICO Corp. Class A	36,000	3,503
	Hubbell Inc. Class B	25,897	3,403
	Jack Henry & Associates Inc.	18,400	2,686
	Xerox Holdings Corp.	89,774	2,685
	HEICO Corp.	18,000	2,248
*	IPG Photonics Corp.	16,541	2,243
	Cognex Corp.	38,741	1,903
	FLIR Systems Inc.	32,291	1,698
	AO Smith Corp.	33,189	1,583
*	XPO Logistics Inc.	22,051	1,578
	Sealed Air Corp.	36,783	1,527
	Pentair plc	39,820	1,505
	Robert Half International Inc.	26,616	1,481
	Alliance Data Systems Corp.	9,820	1,258
			342,647
Oil & Gas (4.5%)
	ONEOK Inc.	197,207	14,532
	Hess Corp.	130,769	7,909
	Diamondback Energy Inc.	77,772	6,992

*	Cheniere Energy Inc.	110,617	6,975
	Concho Resources Inc.	96,253	6,536
	Noble Energy Inc.	228,915	5,141
	Marathon Oil Corp.	384,837	4,722
	Apache Corp.	179,925	4,606
	Targa Resources Corp.	111,398	4,475
	Devon Energy Corp.	183,800	4,422
	OGE Energy Corp.	95,828	4,349
	National Oilwell Varco Inc.	184,698	3,916
	HollyFrontier Corp.	70,883	3,802
	Halliburton Co.	188,600	3,555
	Cabot Oil & Gas Corp.	200,212	3,518
	Baker Hughes a GE Co. Class A	151,152	3,507
*	Continental Resources Inc.	35,613	1,097
			90,054
Technology (15.6%)
*	Advanced Micro Devices Inc.	518,786	15,040
*	Twitter Inc.	350,950	14,459
	Motorola Solutions Inc.	79,157	13,489
	KLA Corp.	76,179	12,147
	Xilinx Inc.	120,721	11,577
	Microchip Technology Inc.	113,720	10,566
*	Synopsys Inc.	71,921	9,871
	Cerner Corp.	144,722	9,866
*	VeriSign Inc.	50,954	9,611
*	Veeva Systems Inc. Class A	62,100	9,482
*	ANSYS Inc.	40,190	8,896
*	Palo Alto Networks Inc.	43,573	8,881
*	Cadence Design Systems Inc.	134,031	8,857
	CDW Corp.	69,091	8,515
*	Splunk Inc.	71,703	8,451
*	IAC/InterActiveCorp	37,567	8,188
	Western Digital Corp.	134,555	8,025
	Maxim Integrated Products Inc.	129,804	7,517
	Marvell Technology Group Ltd.	300,467	7,503
*	Snap Inc.	449,018	7,094
*	Akamai Technologies Inc.	74,966	6,850
	Skyworks Solutions Inc.	82,126	6,509
	Symantec Corp.	266,183	6,290
	Seagate Technology plc	115,863	6,232
*	Arista Networks Inc.	25,605	6,118
*	Twilio Inc. Class A	55,100	6,059
	NetApp Inc.	113,880	5,980
*	Gartner Inc.	40,987	5,861
	Citrix Systems Inc.	59,515	5,744
*	GoDaddy Inc. Class A	84,716	5,590
*	Fortinet Inc.	69,500	5,335
	SS&C Technologies Holdings Inc.	103,213	5,323
*	Paycom Software Inc.	23,700	4,965
*	Okta Inc.	49,700	4,893
	Hewlett Packard Enterprise Co.	313,400	4,754
*	Qorvo Inc.	56,382	4,180
*	Black Knight Inc.	67,940	4,148
	Juniper Networks Inc.	165,493	4,096
*	F5 Networks Inc.	28,736	4,035
*	Dropbox Inc. Class A	101,833	2,054
^,* Pinterest Inc. Class A		73,538	1,945

DXC Technology Co.	62,231	1,836
^	Match Group Inc.	25,555	1,826
^,* Slack Technologies Inc. Class A	73,798	1,751
*	Crowdstrike Holdings Inc. Class A	9,900	577
*	Datadog Inc. Class A	11,500	390
311,376
Telecommunications (0.5%)
CenturyLink Inc.	522,055	6,515
*	Zayo Group Holdings Inc.	96,220	3,262
^,* Zoom Video Communications Inc. Class A	11,442	872
10,649
Utilities (6.9%)
WEC Energy Group Inc.	150,771	14,338
Eversource Energy	154,648	13,218
FirstEnergy Corp.	254,268	12,263
DTE Energy Co.	87,649	11,654
Entergy Corp.	95,132	11,165
American Water Works Co. Inc.	86,285	10,719
Ameren Corp.	120,930	9,680
CMS Energy Corp.	135,786	8,684
Evergy Inc.	112,635	7,497
CenterPoint Energy Inc.	239,873	7,239
Alliant Energy Corp.	113,734	6,134
NiSource Inc.	178,703	5,347
Pinnacle West Capital Corp.	53,595	5,202
AES Corp.	317,646	5,190
Vistra Energy Corp.	188,188	5,030
NRG Energy Inc.	57,200	2,265
Avangrid Inc.	29,445	1,539
*	PG&E Corp.	125,972	1,260
138,424
Total Common Stocks (Cost $1,628,996)	1,995,316
Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	2.098%	95,276	9,528

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.954%	11/7/19	200	200
Total Temporary Cash Investments (Cost $9,728)	9,728
Total Investments (100.3%) (Cost $1,638,724)	2,005,044
Other Asset and Liabilities-Net (-0.3%)	(5,782)
Net Assets (100%)	1,999,262

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,354,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $7,527,000 was received for securities on loan.

4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	29	4,319	(38)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Mid-Cap Index Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,995,316	—	—
Temporary Cash Investments	9,528	200	—
Futures Contracts—Assets[1]	21	—	—
Total	2,004,865	200	—
1 Represents variation margin on the last day of the reporting period.